Supplemental disclosures with respect to cash flows - (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Prepayments and receivables	$ 85,912	$ 65,385
Accounts payable and accrued liabilities	(1,544)	29,640
Accounts payable to related parties	0	(3,372)
Net change	$ 84,368	$ 91,653